Securities Act Registration No. 333-181176

Investment Company Act Registration No. 811-22696

As filed with the Securities and Exchange Commission on January 24, 2020

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 74

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒ Amendment No. 77

Victory Portfolios II

(Exact Name of Registrant as Specified in Charter)

4900 Tiedeman Road, 4th Floor

Brooklyn, OH 44144

(Address of Principal Executive Offices)

(877) 660-4400

(Area Code and Telephone Number)

With copy to:

Charles Booth	Christopher K. Dyer	Jay G. Baris
Citi Fund Services Ohio, Inc.	Victory Portfolios II	Shearman & Sterling LLP
4400 Easton Commons, Suite 200	4900 Tiedeman Road, 4th Floor	599 Lexington Avenue
Columbus, Ohio 43219	Brooklyn, Ohio 44144	New York, New York, 10022

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒            Immediately upon filing pursuant to paragraph (b)

☐            On (date) pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            On (date) pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A (File Nos. 333-181176 and 811-22696) of Victory Portfolios II, (the “Registration Statement”) is being filed solely for the purpose of filing a Consent of Auditor as Exhibit (j)(3) to Item 28 to this Registration Statement. Part A and Part B of Post-Effective Amendment No. 72 to the Registration Statement, filed on December 20, 2019, are hereby incorporated by reference.

Registration Statement

of

VICTORY PORTFOLIOS II

on

Form N-1A

PART C. OTHER INFORMATION

Item 28.  Exhibits

(a)	Articles of Incorporation.

(1)

Registrant’s Second Amended and Restated Agreement and Declaration of Trust dated February 26, 2019, previously filed on April 5, 2019 as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(2)(a)	Registrant’s Certificate of Trust, previously filed on May 4, 2012 as an exhibit to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(2)(b)	Certificate of Amendment to Registrant’s Certificate of Trust, previously filed on October 27, 2015 as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(2)(c)	Certificate of Amendment to Registrant’s Certificate of Trust, previously filed on October 27, 2016 as an exhibit to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(b)	By-Laws., Amended and Restated May 1, 2015, previously filed on June 26, 2015 as an exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holder. None other than in the Second Amended and Restated Agreement and Declaration of Trust and By-Laws of the Registrant.

(d)	Investment Advisory Contracts.

	(1)(a)	Investment Advisory Agreement dated May 1, 2015, between Registrant and Victory Capital Management Inc. (“Victory Capital” or the “Adviser”), previously filed on June 26, 2015 as an exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement is hereby incorporated by reference.

	(1)(b)	Schedule A to Advisory Agreement dated May 1, 2015, current as of February 27, 2019, previously filed on April 5, 2019 as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(e)	Underwriting Contracts.

	(1)(a)	ETF Distribution Agreement dated as of February 24, 2017 with Foreside Fund Services, LLC (“Foreside”) with respect to each exchange-traded fund series of the Registrant, previously filed on March 31, 2017 as an exhibit to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(1)(b)	Exhibit A to the ETF Distribution Agreement with Foreside effective as of February 24, 2017, current as of February 26, 2019, previously filed on April 5, 2019 as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(2)	ETF Distribution Agreement with Foreside effective as of February 24, 2017, previously filed on October 27, 2017, as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(3)	Form of Authorized Participant Agreement with respect to each exchange-traded fund series of the Registrant, previously filed on June 27, 2014 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(4)(a)	Distribution Agreement with Victory Capital Advisers, Inc. (“VCA”) with respect to each mutual fund series of the Registrant, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(4)(b)	Amendment dated August 19, 2015 to the Distribution Agreement with VCA with respect to each mutual fund series of the Registrant, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(4)(c)	Schedule I to the Distribution Agreement, current as of December 5, 2018, previously filed on January 22, 2019 as an exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(f)	Bonus or Profit Sharing Contracts. None.

(g)	Custodian Agreements.

	(1)(a)	Global Custodial Services Agreement dated August 5, 2008 with Citibank, N.A., previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(1)(b)	Amendment and Joinder to the Global Custodial Services Agreement dated August 19, 2015, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to Registrant’s Registration Statement, is hereby incorporated by reference.

	(1)(c)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated July 15, 2016, previously filed on February 28, 2017 as an exhibit to Post-Effective Amendment No. 147 to Victory Portfolios’ Registration Statement, is hereby incorporated by reference.

(1)(d)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated August 24, 2016, previously filed on February 28, 2017 as an exhibit to Post-Effective Amendment No. 147 to Victory Portfolios’ Registration Statement, is hereby incorporated by reference.

(1)(e)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated February 27, 2017, previously filed on March 31, 2017 as an exhibit to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(1)(f)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated March 1, 2019, previously filed on April 5, 2019 as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(h)	Other Material Contracts.

	(1)	Revised Form of Broker-Dealer Agreement with respect to each mutual fund series of the Registrant, previously filed on October 27, 2017, as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(2)(a)	Administration and Fund Accounting Agreement with respect to each mutual fund series of the Registrant, dated July 1, 2006 with Victory Capital Management Inc., previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(2)(b)	Amendment dated July 1, 2009 to the Administration and Fund Accounting Agreement with respect to each mutual fund series of the Registrant, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(2)(c)	Amendment No. 2 dated July 1, 2012 to the Administration and Fund Accounting Agreement with respect to each mutual fund series of the Registrant, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(2)(d)	Amendment No. 3 dated May 21, 2015 to the Administration and Fund Accounting Agreement with respect to each mutual fund series of the Registrant, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(2)(e)	Amendment No. 4 dated August 19, 2015 to the Administration and Fund Accounting Agreement, with respect to each mutual fund series of the Registrant, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(2)(f)	Amendment No. 5 dated August 24, 2016 to the Administration and Fund Accounting Agreement, with respect to each mutual fund series of the Registrant, previously filed on February 28, 2017 as an exhibit to Post-Effective Amendment No. 147 to Victory Portfolios’ Registration Statement, is hereby incorporated by reference.

	(2)(g)	Amendment No. 6 dated February 28, 2018 to the Administration and Fund Accounting Agreement, with respect to each mutual fund series of the Registrant, previously filed on April 17, 2018 as an exhibit to Post-Effective Amendment No. 42 to Victory Variable Insurance Fund’s Registration Statement, is hereby incorporated by reference.

	(2)(h)	Amendment No. 7 dated February 27, 2019 to the Administration and Fund Accounting Agreement, previously filed on April 5, 2019 as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(3)(a)	Transfer Agency Agreement with FIS Investor Services LLC (“FIS”) dated November 7, 2015, with respect to each mutual fund series of the Registrant, previously filed on October 25, 2018 as an exhibit to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(3)(b)	Amendment dated November 1, 2016 to the Transfer Agency Agreement, previously filed on October 25, 2018 as an exhibit to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(3)(c)	Data Protection Addendum dated May 30, 2018 to the Transfer Agency Agreement, previously filed on October 25, 2018 as an exhibit to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(4)(a)	Transfer Agency Services Agreement with Citibank, N.A. dated February 27, 2017 with respect to exchange-traded fund series of the Registrant, previously filed on March 31, 2017 as an exhibit to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(4)(b)	Amendment No. 1 dated March 1, 2019 to the Transfer Agency Agreement with Citibank, N.A. previously filed on April 5, 2019 as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(5)(a)	Sub-administration and Sub-accounting Services Agreement dated October 1, 2015, previously filed on January 17, 2017 as an exhibit to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(5)(b)	Amendment to the Sub-administration and Sub-accounting Services Agreement dated February 27, 2017, previously filed on February 28, 2017 as an exhibit to Post-Effective Amendment No. 147 to Victory Portfolios’ Registration Statement, is hereby incorporated by reference.

(5)(c)	Amendment No. 2 dated February 28, 2018 to the Sub-administration and Sub-accounting Services Agreement, previously filed on October 25, 2018 as an exhibit to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(5)(d)	Amendment No. 3 dated February 27, 2019 to the Sub-administration and Sub-accounting Services Agreement, previously filed on April 16, 2019 as an exhibit to Post-Effective Amendment No. 46 to Victory Variable Insurance Funds Registration Statement, is hereby incorporated by reference.

(5)(e)	Amendment No. 4 dated July 1, 2019 to the Sub-administration and Sub-accounting Services Agreement, previously filed on October 25, 2019 as an exhibit to Post-Effective Amendment No. 170 to the Victory Portfolios Registration Statement, is hereby incorporated by reference.

(6)(a)	Expense Limitation Agreement dated as of December 2, 2015, between Registrant and Victory Capital, previously filed on June 26, 2015 as an exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(6)(b)	Schedule A to the Expense Limitation Agreement dated December 2, 2015, current as of November 1, 2019, previously filed on October 25, 2019 as an exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(7)(a)

License Agreement dated as of May 1, 2015 between Victory Capital and Registrant, previously filed on March 31, 2017 as an exhibit to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(7)(b)	First Amendment dated April 18, 2017 to License Agreement, previously filed on October 27, 2017, as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(i)(1)	Opinions of Morrison & Foerster LLP dated July 7, 2015 and Morris Nichols Arsht & Tunnell LLP dated July 7, 2015 relating to the Compass EMP US Small Cap 500 Volatility Weighted Index ETF, Compass EMP

International 500 Volatility Weighted Index ETF, Compass EMP Emerging Market 500 Volatility Weighted Index ETF, Compass EMP US Large Cap High Dividend 100 Volatility Weighted Index ETF, Compass EMP US Small Cap High Dividend 100 Volatility Weighted Index ETF, Compass EMP International High Dividend 100 Volatility Weighted Index ETF and Compass EMP Emerging Market High Dividend 100 Volatility Weighted Index ETF, previously filed on July 7, 2015 as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(i)(2)	Opinions of Morrison & Foerster LLP dated September 25, 2015 and Morris Nichols Arsht & Tunnell LLP dated September 25, 2015 relating to the Compass EMP US High Dividend 100 Volatility Weighted Fund and Compass EMP US EQ Income 100 Enhanced Volatility Weighted Fund, previously filed on September 25, 2015 as an exhibit to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(i)(3)	Opinions of Morrison & Foerster LLP dated October 28, 2015 and Morris Nichols Arsht & Tunnell LLP dated October 28, 2015 relating to the Victory CEMP US 500 Volatility Wtd Index Fund — Class R6 and Victory CEMP US 500 Enhanced Volatility Wtd Index Fund — Class R6, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(i)(4)	Opinions of Morrison & Foerster LLP dated April 10, 2017 and Morris Nichols Arsht & Tunnell LLP dated April 10, 2017 relating to the VictoryShares Global Multi-Factor Minimum Volatility ETF, VictoryShares US Multi-Factor Minimum Volatility ETF, VictoryShares International Multi-Factor Minimum Volatility ETF, VictoryShares Dividend Accelerator ETF, VictoryShares Quality Value ETF and VictoryShares Quality Growth ETF, previously filed on April 10, 2017 as an exhibit to Post Affective Amendment No. 56 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(i)(5)	Opinion of Morris Nichols Arsht & Tunnell LLP dated April 5, 2019 relating to the VictoryShares USAA Core Intermediate Term Bond ETF, VictoryShares USAA Core Short-Term Bond ETF, VictoryShares USAA MSC USA Value Momentum ETF, VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, VictoryShares USAA MSCI International Value Momentum ETF, and VictoryShares USAA MSCI Emerging Markets Value Momentum ETF.

(j)(1)	Consent of Shearman & Sterling LLP, previously filed on December 20, 2019 as an exhibit to Post Affective Amendment No. 72 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(j)(2)	Consent of Cohen & Co. Ltd, previously filed on December 20, 2019 as an exhibit to Post Affective Amendment No. 72 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(j)(3)	Consent of Ernst & Young LLP. (filed herewith)

(k)	Omitted Financial Statements. None.

(l)	Initial Capital Agreements. Subscription Agreement between the Trust and the Initial Investor, previously filed on September 5, 2012 as an exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(m)	Rule 12b-1 Plans.

(1)(a)	Revised Class A Master Distribution Plan Pursuant to Rule 12b-1 with respect to each mutual fund series of the Registrant, previously filed on March 29, 2013 as an exhibit to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(1)(b)	Amended Exhibit A current as of December 5, 2017, previously filed on October 25, 2018 as an exhibit to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(2)(a)	Revised Class C Master Distribution Plan Pursuant to Rule 12b-1 with respect to each mutual fund series of the Registrant, previously filed on March 29, 2013 as an exhibit to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(2)(b)	Amended Exhibit A current as of December 5, 2017, previously filed on October 25, 2018 as an exhibit to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(3)(a)	Amended and Restated Distribution Plan Pursuant to Rule 12b-1 with respect to each exchange-traded fund series of the Registrant, current as of February 24, 2017, previously filed on October 27, 2017, as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(3)(b)	Schedule A to Amended and Restated Distribution Plan Pursuant to Rule 12b-1 with respect to each exchange-traded fund series of the Registrant, current as of February 26, 2019, previously filed on April 5, 2019 as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(n)	Rule 18f-3 Plan

	(1)(a)	Victory Portfolios and Registrant’s Amended and Restated Rule 18f-3 Multi-Class Plan effective as December 5, 2018, previously filed on January 22, 2019 as an exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(1)(b)	Schedule A to the Rule 18f-3 Multi-Class Plan current as of December 5, 2018, previously filed on January 22, 2019 as an exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(o)	Reserved.

(p)	Codes of Ethics.

	(1)	Code of Ethics for the Registrant, as revised February 28, 2018, previously filed on April 30, 2018 as an exhibit to Post-Effective Amendment No. 160 to the Victory Portfolios Registration Statement, is hereby incorporated by reference.

	(2)	Code of Ethics for Victory Capital and VCA, dated July 1, 2019, previously filed on October 25, 2019 as an exhibit to Post-Effective Amendment No. 170 to the Victory Portfolios Registration Statement, is hereby incorporated by reference.

	(3)	Code of Ethics for Foreside amended February 28, 2018, previously filed on October 25, 2018 as an exhibit to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement, is hereby incorporated by reference.

Powers of Attorney of Leigh A. Wilson, David Brooks Adcock, Nigel D.T. Andrews, E. Lee Beard, Dennis M. Bushe, David C. Brown, Sally M. Dungan, John L. Kelly, David L. Meyer and Gloria S. Nelund, previously filed on October 27, 2016 as an exhibit to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement, is hereby incorporated by reference.

Item 29.  Persons Controlled by or Under Common Control with the Registrant

None.

Item 30.  Indemnification.

Reference is made to Article VIII of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust, Section 8 of the Investment Advisory Agreement, Section 6 of the ETF Distribution Agreement with Foreside, Section 5 of the Distribution Agreement with VCA, Section 12 of the Global Custodial Services Agreement with Citibank, N.A., Section 9 of the Administration and Fund Accounting Agreement with Victory Capital, Section 7 of the Transfer Agency Services Agreement with Citibank, N.A. and Section 13 of the Form of Transfer Agency Agreement with FIS, each of  which is incorporated by reference to the Exhibits. The Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with the Registrant. The Registrant will comply with Rule 484 under the Securities Act of 1933 (the “Securities Act”) and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 31.  Activities of Investment Adviser.

The Adviser is a wholly-owned subsidiary of Victory Capital Holdings, Inc. (“VCH”). A majority of the equity interest in VCH is owned by Crestview Partners, through one or more investment vehicles, with employees of the Adviser owning a substantial minority interest in VCH. The Adviser provides investment advisory services to institutional clients including corporations, non-profits, public funds, Taft-Harley and sub-advisory clients. The Adviser offers domestic and international equity and domestic fixed income strategies to investors through a variety of products, including mutual funds, separate accounts, and collective trust funds. As of November 30, 2019, the Adviser managed or advised assets totaling in excess of $149.5 billion. The Adviser’s principal offices are located at 4900 Tiedeman Road, 4th Floor, Brooklyn, OH 44144, with additional offices in Birmingham, Boston, Cincinnati, Cleveland, Denver, Des Moines, New York, Rocky River, San Antonio and San Francisco.

To the knowledge of Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature.

The principal executive officers and directors of Adviser and VCH are as follows:

David C. Brown	• Director, Chairman and Chief Executive Officer of Adviser and VCH
Kelly S. Cliff	• President, Investment Franchises of Adviser and VCH, Director of Adviser
Michael D. Policarpo, II	• President, Chief Financial Officer and Chief Administrative Officer of Adviser and VCH, Director of Adviser
Nina Gupta	• Chief Legal Officer and Secretary of Adviser and VCH, Director of Adviser

The business address of the foregoing individuals is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

Item 32. Principal Underwriters.

(a)(1) Shares of the mutual fund series of Victory Portfolios II are distributed by VCA. VCA also acts as principal underwriter for Victory Portfolios and Victory Variable Insurance Funds.

(a)(2) In addition to acting as principal underwriter for the exchange-traded fund series of Victory Portfolios II, Foreside acts as the principal underwriter for the following:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	AdvisorShares Trust
4.	American Century ETF Trust
5.	Amplify ETF Trust
6.	ARK ETF Trust
7.	Bluestone Community Development Fund (f/k/a The 504 Fund)
8.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
9.	Bridgeway Funds, Inc.
10.	Brinker Capital Destinations Trust
11.	Center Coast Brookfield MLP & Energy Infrastructure Fund
12.	Cliffwater Corporate Lending Fund
13.	CornerCap Group of Funds
14.	Davis Fundamental ETF Trust
15.	Direxion Shares ETF Trust
16.	Eaton Vance NextShares Trust
17.	Eaton Vance NextShares Trust II
18.	EIP Investment Trust
19.	Ellington Income Opportunities Fund
20.	EntrepreneurShares Series Trust
21.	Evanston Alternative Opportunities Fund
22.	EventShares U.S. Policy Alpha ETF, Series of Listed Funds Trust (f/k/a Active Weighting Funds ETF Trust)
23.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
24.	Fiera Capital Series Trust
25.	FlexShares Trust
26.	Forum Funds
27.	Forum Funds II
28.	FQF Trust
29.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series
30.	GraniteShares ETF Trust
31.	Guinness Atkinson Funds
32.	Infinity Core Alternative Fund
33.	Innovator ETFs Trust
34.	Innovator ETFs Trust II (f/k/a Elkhorn ETF Trust)
35.	Ironwood Institutional Multi-Strategy Fund LLC
36.	Ironwood Multi-Strategy Fund LLC
37.	IVA Fiduciary Trust
38.	John Hancock Exchange-Traded Fund Trust

39.	Manor Investment Funds
40.	Miller/Howard Funds Trust
41.	Miller/Howard High Income Equity Fund
42.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
43.	Morningstar Funds Trust
44.	Pickens Morningstar® Renewable Energy Response™ ETF
45.	OSI ETF Trust
46.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
47.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
48.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
49.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
50.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
51.	Pacific Global ETF Trust
52.	Palmer Square Opportunistic Income Fund
53.	Partners Group Private Income Opportunities, LLC
54.	PENN Capital Funds Trust
55.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
56.	Plan Investment Fund, Inc.
57.	PMC Funds, Series of Trust for Professional Managers
58.	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
59.	Quaker Investment Trust
60.	Ranger Funds Investment Trust
61.	Renaissance Capital Greenwich Funds
62.	RMB Investors Trust (f/k/a Burnham Investors Trust)
63.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
64.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
65.	Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust
66.	Salient MF Trust
67.	SharesPost 100 Fund
68.	Six Circles Trust
69.	Sound Shore Fund, Inc.
70.	Steben Alternative Investment Funds
71.	Strategy Shares
72.	Syntax ETF Trust
73.	Tactical Income ETF, Series of Collaborative Investment Series Trust
74.	The Chartwell Funds
75.	The Community Development Fund
76.	The Relative Value Fund
77.	Third Avenue Trust
78.	Third Avenue Variable Series Trust
79.	Tidal ETF Trust
80.	TIFF Investment Program
81.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
82.	Timothy Plan US Large Cap Core ETF, Series of The Timothy Plan
83.	Transamerica ETF Trust
84.	U.S. Global Investors Funds
85.	Variant Alternative Income Fund
86.	Vivaldi Opportunities Fund
87.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
88.	WisdomTree Trust
89.	WST Investment Trust
90.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b)(1) VCA, 4900 Tiedeman Road, Brooklyn, Ohio 44144, acts solely as distributor for the investment companies listed above. The officers of VCA, all of whose principal business address is set forth above, are:

Name	Positions and Offices with Underwriter	Positions and Offices with Registrant
David C. Brown	Director	Trustee
Michael D. Policarpo, II	Director	None
Peter Scharich	Director, President and AML Officer	None
Donald Inks	Principal Operations Officer	None
Susan Woodward	Chief Compliance Officer	None
Nina Gupta	Director, Chief Legal Officer and Secretary	None
Christopher Ponte	Principal Financial Officer, Treasurer	Assistant Treasurer

(b)(2) To the best of Registrant’s knowledge, the directors and executive officers of Foreside are as follows:

Name	Position and Offices with Underwriter	Positions and Offices with Registrant
Richard J. Berthy	President, Treasurer and Manager	None
Mark A. Fairbanks	Vice President	None
Jennifer K. DiValerio	Vice President	None
Nanette K. Chern	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Secretary	None

(c) Not applicable.

Item 33.  Location of Accounts and Records.

(1) Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144 (records relating to its functions as investment adviser and administrator).

(2) Citibank, N.A., 388 Greenwich St., New York, New York 10013 (records relating to its function as custodian and transfer agent for certain funds).

(3) Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219 (records relating to its functions as sub-administrator and sub-fund accountant).

(4) FIS Investor Services LLC, 4249 Easton Way, Suite 400, Columbus, Ohio 43219 (records relating to its functions as transfer agent and dividend disbursing agent for certain funds).

(5) Victory Capital Advisers, Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144 (records relating to its function as distributor for certain funds).

(6) Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 (records relating to function as distributor for certain funds).

Item 34.  Management Services. Not applicable.

Item 35.  Undertakings. Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 24th day of January, 2020.

VICTORY PORTFOLIOS II

By:	/s/ Christopher K. Dyer

Christopher K. Dyer, President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the 24th day of January, 2020.

/s/ Christopher K. Dyer	President (Principal Executive Officer)
Christopher K. Dyer

/s/ Allan Shaer	Treasurer (Principal Accounting Officer and Principal Financial Officer)
Allan Shaer

*	Chairman of the Board and Trustee
Leigh A. Wilson

*	Trustee
David Brooks Adcock

*	Trustee
Nigel D.T. Andrews

*	Trustee
E. Lee Beard

*	Trustee
David C. Brown

*	Trustee
Dennis M. Bushe

*	Trustee
Sally M. Dungan

*	Trustee
John L. Kelly

*	Trustee
David L. Meyer

*
Gloria S. Nelund	Trustee

*By:	/s/ Jay G. Baris
Jay G. Baris
Attorney-in-Fact

VICTORY PORTFOLIOS II

INDEX TO EXHIBITS

Exhibit Number	Exhibits:

EX-99.(j)(3)	Consent of Ernst & Young LLP